S000028760 [Member] Expense Example - Columbia Research Enhanced Emerging Economies ETF - C000088095 [Member]	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	$ 670